Fair Value Measurements (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 10, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Transfers in and out of level 3			$ 0		$ 0	$ 0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings		$ 3,186,000		$ 16,395,000	387,600	(11,625,960)
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants threshold waiting period for public trading	52 days
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings		$ 1,870,000		(465,000)	$ 218,500	$ (6,553,850)
Forward Purchase Agreement Derivative Liabilities [Member]
Class of Warrant or Right [Line Items]
Option liability				25,009,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings				$ 17,247,000